Income Taxes - Tabular disclosure of deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current
Deferred revenue	$ 121,052	$ 9,402
Loan Loss Reserve	9,083
Fixed assets	16
NOL carryforward	2,333,448	1,843,424
Valuation allowance	$ (2,463,599)
Net deferred tax assets		1,852,826
Reflected in the Balance Sheets : position as follows :
Deferred tax assets		1,852,826
Deferred tax assets net		$ 1,852,826	$ 1,158,463